INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Current	$ 6,337	$ 7,054
Non-current	4,023	3,218
Total	$ 10,360	$ 10,272